Recapitalization and Contingent Earn-out Shares Liability (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 20, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 $ / shares
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Receive shares (in Shares) | shares	1.95644
Stock issued during period, share, reverse recapitalization (in Shares) | shares	142,584,621
Shares issued (in Shares) | shares	19,600,000
Sale of stock, price per shares	$ 10
Aggregate purchase price (in Dollars) | $	$ 196.0
Committed amount (in Dollars) | $	4.0
Payments of reverse recapitalization transaction costs (in Dollars) | $	44.2
Earn-out interest liability (in Dollars) | $	101.7	$ 29.2
Warrants outstanding fair value (in Dollars) | $	$ 17.9
Derivative instrument, contingent consideration, liability, shares (in Shares) | shares	16,200,000
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	$ 25
Earn-out per shares	$ 14
Earn-out shares liability (in Dollars) | $	$ 101.7
Change in fair value of earn-out interests liability (in Dollars) | $		$ (72.5)
Restricted Stock Units (RSUs) [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, shares (in Shares) | shares	261,000
NextGen [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Payments of stock issuance costs (in Dollars) | $	$ 11.2
Derivative Instrument, Tranche, One [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, shares (in Shares) | shares	5,400,000
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	$ 14
Threshold trading days	10
Threshold trading day period	20
Earnout period	5 years
Derivative Instrument, Tranche, Two [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, shares (in Shares) | shares	5,400,000
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	$ 20
Threshold trading days	10
Threshold trading day period	20
Derivative Instrument, Tranche, Three [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, shares (in Shares) | shares	5,400,000
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	$ 25
Threshold trading days	10
Threshold trading day period	20
Minimum [Member] | Derivative Instrument, Tranche, One [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	$ 14
Minimum [Member] | Derivative Instrument, Tranche, Two [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	20
Maximum [Member] | Derivative Instrument, Tranche, One [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	20
Maximum [Member] | Derivative Instrument, Tranche, Two [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Derivative instrument, contingent consideration, liability, earnout period, stock price trigger	$ 25
Common Stock Public Warrants [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Number of warrants issued (in Shares) | shares	12,499,964
Common Stock Private Warrants [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Number of warrants issued (in Shares) | shares	6,333,334
Founders [Member]
Recapitalization and Contingent Earn-out Shares Liability (Details) [Line Items]
Sale of stock, price per shares	$ 10
Sale of stock, number of shares issued in transaction (in Shares) | shares	2,000,000
Sale of stock, consideration received on transaction (in Dollars) | $	$ 20.0